Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Scheduled maturities of time deposits
2018	$ 1,859,507
2019	139,276
2020	41,572
2021	13,303
2022	2,760
Thereafter	88
Total time, certificates of deposit	2,056,506	$ 2,248,310
Time Deposits 250,000 or exceed	894,000	$ 1,005,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	557,206
Due after 3 months and within 6 months	348,695
Due after 6 months and within 12 months	404,776
Due after 12 months	135,210
Total	$ 1,445,887